ACCOUNTING POLICIES (Details Textual) $ in Millions	Sep. 30, 2018 USD ($)
Disclosure Of Accounting Policies [Abstract]
Cash position	$ 163
Amount of debt excluding amortized bank fees	$ 760
Net debt loan-to-value ratio	54.00%